Convertible loan (Details Narrative)	Jun. 30, 2022 USD ($) shares		Jun. 30, 2022 GBP (£) shares		Feb. 10, 2022 USD ($) shares	Feb. 10, 2022 GBP (£) shares	Dec. 31, 2021 shares	[1]	Aug. 25, 2020 shares
IfrsStatementLineItems [Line Items]
Face value, interest rate					74.00%	74.00%
Notes and debenture, issued	$ 13,447,012		£ 9,861,405		$ 13,447,012	£ 9,861,405
Issuance of shares	791,278	[1]	791,278	[1]	63,280	63,280	390,952		15,891
Interest rate	5.00%		5.00%		5.00%	5.00%
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Issuance of shares					126,560	126,560
Initial public offering [member]
IfrsStatementLineItems [Line Items]
Face value, interest rate					25.00%	25.00%

[1]	On November 18, 2022 the Company undertook a reverse share split such that fifty issued ordinary shares were exchanged for one new. As a result of the reverse share split, all references in these unaudited condensed consolidated interim financial statements and accompanying notes to units of ordinary shares or per share amounts are reflective of the reverse share split for all periods presented.